Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Description of prepayments and other receivables

	As of December 31, 2016	As of December 31, 2017
	£'000s	£'000s
Prepayments	1,361	1,138
Deferred IPO costs	1,527	—
Other receivables	71	672
Total prepayments and other receivables	2,959	1,810